Stockholders' Equity - Issuance of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	May 25, 2016	Sep. 30, 2016	Dec. 31, 2014	May 13, 2016	May 12, 2016	Dec. 31, 2015
Issuance of stock
Common stock, shares authorized		600,000,000	122,000,000	600,000,000	122,000,000	122,000,000
Net proceeds received from common stock issued and sold		$ 226,963	$ 365,187
Common stock
Issuance of stock
Stock issued and sold (in shares)			32,790,321
IPO
Issuance of stock
Net proceeds received from common stock issued and sold	$ 226,963
Offering expenses	$ 18,822
IPO | Common stock
Issuance of stock
Stock issued and sold (in shares)	12,936,038
Offering price (in dollars per share)	$ 19.00